Cash and cash equivalents	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	09/30/2023	12/31/2022
Cash and cash equivalents in national currency	558,278	388,622
Cash and cash equivalents in foreign currency	570,838	223,528
Reverse repurchase agreements (a)	3,167,962	719,498
Total	4,297,078	1,331,648

(a)    Refers to operations (substantially interbank deposit investments) whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.